Commitments and Contingencies - Schedule of Future Minimum Rental Payments under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
2021	$ 3,281
2022	6,431
2023	5,425
2024	4,226
2025	1,205
Thereafter	0
Total	$ 20,568
MAVEN TOPCO LIMITED [Member]
2021		$ 3,939	$ 5,209
2022		5,231	5,189
2023		4,771	4,733
2024		4,139	4,106
2025		1,172	1,163
Thereafter			0
Total		$ 19,252	$ 20,400